PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Prepaid expenses	938,949	190,027	24,362
Indemnity receivables	—	533,589	68,409
Receivables from directors of the subsidiaries	—	480,491	61,601
Deposits	2,306,365	2,671,054	342,444
Prepaid expenses and other current assets	3,245,314	3,875,161	496,816